Revenues (By Geographical Location of Customers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues from External Customers [Line Items]
Net Sales	¥ 290,706	$ 44,681	¥ 253,926	¥ 248,862
Sales in China [Member]
Revenues from External Customers [Line Items]
Net Sales	235,143	36,141	212,129	194,226
Sales in other countries principally Europe, Asia and North America [Member]
Revenues from External Customers [Line Items]
Net Sales	¥ 55,563	$ 8,540	¥ 41,797	¥ 54,636